Commitment and Contingencies	12 Months Ended
Mar. 31, 2011
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES
13. COMMITMENT AND CONTINGENCIES

The Company is involved from time to time in various legal proceedings and administrative actions incidental or related to the normal conduct of its business, including litigation concerning its products. Although it is impossible to predict the outcome of any pending legal proceeding, management believes that such proceedings and actions should not, except as it relates to asbestos, the Australian Securities and Investments Commission (“ASIC”) proceedings, the matters described in the Environmental and Legal section below, the amended assessment from the Australian Taxation Office (“ATO”) and income taxes as described in these financial statements, individually or in the aggregate, have a material adverse effect on its consolidated financial position, results of operations or cash flows.

ASIC Proceedings
In February 2007, the Australian Securities and Investments Commission (“ASIC”) commenced civil proceedings in the Supreme Court of New South Wales against the Company, ABN 60 and ten then-present or former officers and directors of the James Hardie Group. While the subject matter of the allegations varied between individual defendants, the allegations against the Company were confined to alleged contraventions of provisions of the Australian Corporations Act/Law relating to continuous disclosure and engaging in misleading or deceptive conduct in respect of a security. The Company defended each of the allegations made by ASIC and the orders sought against it in the proceedings, as did the former directors and officers of the Company.

The proceedings commenced on 29 September 2008 before his Honour Justice Gzell. On 23 April 2009, Justice Gzell issued judgment against the Company and the ten former officers and directors of the Company.

All defendants other than two lodged appeals against Justice Gzell’s judgments, and ASIC responded by lodging cross appeals against the appellants. The appeals lodged by the former directors and officers were heard in April 2010 and the appeal lodged by the Company was heard in May 2010.

On 30 September 2010, the Company entered into agreements with third parties and subsequently received payment for US$10.3 million relating to the costs of the ASIC proceedings for certain former officers. These recoveries are reflected as a reduction to selling, general and administrative expenses for the year ended 31 March 2011. The Company notes that other recoveries may be available resulting from repayments by third parties, including former directors and officers, in accordance with the terms of their indemnities.

On 17 December 2010, the New South Wales Court of Appeal dismissed the Company’s appeal against Justice Gzell’s judgment and ASIC’s cross appeal and ordered that the Company pay 90% of the costs incurred by ASIC in respect of the Company’s appeal. The Court of Appeal also allowed the appeals brought by the non-executive directors, dismissed ASIC’s related cross-appeals, and ordered ASIC to pay the non-executive directors costs of the proceedings and the appeals. The Court of Appeal allowed the appeals and cross appeals in respect of certain former officers in part and reserved certain matters for further submissions. On 6 May 2011, the Court of Appeal rendered judgment in the exoneration, penalty and cost matter for certain former officers in which it varied certain orders made at first instance and ordered that there be no order as to the costs of the appeals of the certain former officers and ASIC’s related cross-appeals.

The amount of the costs the Company may be required to pay to ASIC following the Court of Appeal judgments is contingent on a number of factors, which include, without limitation, whether such costs (including the costs orders in ASIC’s favour against us in the first instance hearing, which orders were not disturbed by the Court of Appeal) are reasonable having regard to the issues pursued in the case by ASIC against us, the associated legal work undertaken specifically in respect of those issues (as distinct from the legal costs of a previous claim and related order against us that was withdrawn by ASIC in September 2008 just prior to the commencement of the first instance trial, the legal costs incurred by ASIC in connection with similar or overlapping claims against other parties in the first instance or appeal proceedings and the successful interlocutory appeal by the Company against ASIC during the course of the first instance hearing), the number of legal practitioners involved in such legal work and their applicable fee rates.

In light of the uncertainty surrounding the amount of such costs, the Company has not recorded any provision for these costs at 31 March 2011.

ASIC subsequently filed applications for special leave to appeal to the High Court appealing from the Court of Appeals judgment in favour of the former directors’ appeals and a former officer. Certain former officers have also filed special leave applications to the High Court. The Company did not file application for special leave to the High Court. The High Court granted ASIC’s applications for special leave on 13 May 2011. The High Court also granted the special leave applications for one of the former officers, and the other former officer withdrew his application.

As with the first instance proceedings, the Company will pay a portion of the costs of bringing and defending appeals, with the remaining costs being met by third parties, including former directors and executives, in accordance with the terms of their applicable indemnities. Losses and expenses arising from the ASIC proceedings could have a material adverse effect on our financial position, liquidity, results of operations and cash flows. It is our policy to expense legal costs as incurred.

Environmental and Legal
The operations of the Company, like those of other companies engaged in similar businesses, are subject to a number of laws and regulations on air and water quality, waste handling and disposal. The Company’s policy is to accrue for environmental costs when it is determined that it is probable that an obligation exists and the amount can be reasonably estimated.

In addition, the Company is involved from time to time in various legal proceedings and administrative actions concerning the Company’s operations and products, including putative class action lawsuits. With respect to asserted claims, the Company believes it has made adequate provision on its consolidated balance sheet as of 31 March 2011 for asserted claims that are reasonably estimable. Although it is reasonably possible that the Company could experience an unexpected increase in the cost of asserted claims and may be subject to new asserted claims in the future, the Company is unable to estimate an amount or range of loss in relation to such matters. Management is of the opinion that, based on information presently known, the liability for such matters should not have a material adverse effect on either the Company’s consolidated financial position, results of operations or cash flows.

Operating Leases
As the lessee, the Company principally enters into property, building and equipment leases. The following are future minimum lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2011:

Years ending 31 March	(Millions of US dollars):

2012	$18.0
2013	16.5
2014	15.6
2015	15.1
2016	14.0
Thereafter	24.6

Total	$103.8

Rental expense amounted to US$15.3 million, US$13.2 million and US$14.5 million for the years ended 31 March 2011, 2010 and 2009, respectively.

Capital Commitments
Commitments for the acquisition of plant and equipment and other purchase obligations contracted for but not recognised as liabilities and generally payable within one year, were US$0.6 million at 31 March 2011.